CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flow from operating activities
Net loss	$ (93,983)	¥ (654,286)	¥ (459,394)	¥ (316,142)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	2,538	17,668	0	0
Depreciation of property and equipment	4,599	32,017	31,069	13,400
Amortization of intangible assets	4,219	29,369	32,910	26,102
Deferred tax (benefit) expense	(1,098)	(7,642)	(6)	405
Share-based compensation	11,387	79,275	108,628	91,143
Losses on disposal of property and equipment			0	171
Impairment of intangible assets	26,120	181,845	0	0
Impairment of goodwill	18,638	129,752	0	0
Impairment of long-term investments	3,211	22,353	149,896	28,781
Provision for bad debt	2,909	20,253	0	1,500
Loss from equity method investments	1,528	10,639	15,025	2,128
Investment income from short-term investments	(433)	(3,016)	(6,118)	0
Gain on disposal of subsidiaries			(12,965)	(5,477)
Changes in operating assets and liabilities:
Prepayments and other receivables	2,258	15,722	18,207	(29,306)
Deposits	(34)	(236)	612	46
Other non-current assets	241	1,676	0	0
Operating lease liabilities	(1,909)	(13,289)	0	0
Accrued expenses and other current liabilities	(3,078)	(21,429)	(1,395)	11,619
Accrued payroll and welfare payable	(417)	(2,900)	(1,800)	413
Long-term payables	(181)	(1,258)	(24,690)	(19,623)
Income tax payable	64	447	(224)	(2,133)
Net cash used in operating activities	(23,421)	(163,040)	(150,245)	(196,973)
Cash flows from investing activities
Acquisition of property and equipment	(540)	(3,757)	(35,623)	(72,892)
Acquisition of intangible assets			(1,053)	(2,142)
Disposal of subsidiaries and VIEs, net of cash disposed			23,683	71,820
Acquisition of other long-term investments			(11,059)	(302,317)
Cash paid for business combination, net of cash			0	(387,505)
Cash paid for short-term investments			0	(20,000)
Cash received from return of short-term investments	14,364	100,000	0	0
Cash distribution from short-term investments	433	3,016	6,118	0
Cash paid for time deposits	(23,087)	(160,730)	0	0
Cash received from return of time deposits	19,717	137,264	0	804,692
Cash received from return of other long-term investments	932	6,488	7,593	0
Proceeds from disposal of property and equipment	22	155	0	3,536
Proceeds from disposal of other long-term investments			5,843	0
Loans provided to a related party	(1,436)	(10,000)	0	0
Loans provided to third parties	(1,131)	(7,877)	(10,009)	0
Repayment of loans provided to third parties	758	5,274	5,021	0
Net cash provided by (used in) investing activities	10,032	69,833	(9,486)	95,192
Cash flows from financing activities
Proceeds from the exercise of share-based awards	2,457	17,105	41,473	5,583
Repurchase of ordinary shares			0	(17,283)
Withdrawal of prepayment for share repurchase			13,318	0
Net cash (used in) provided by financing activities	2,457	17,105	54,791	(11,700)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	792	5,511	21,226	(43,224)
Net decrease in cash, cash equivalents and restricted cash	(10,140)	(70,591)	(83,714)	(156,705)
Cash, cash equivalents and restricted cash at beginning of the year	62,683	436,387	520,101	676,806
Cash, cash equivalents and restricted cash at end of the year	52,543	365,796	436,387	520,101
Supplemental disclosures of cash flow information:
Income tax paid			0	(8,931)
Interest received	$ 1,829	¥ 12,733	¥ 16,000	¥ 19,416